Financial asset designated at fair value through profit or loss	12 Months Ended
Dec. 31, 2017
Financial asset designated at fair value through profit or loss [Abstract]
Financial asset designated at fair value through profit or loss
10.	Financial asset designated at fair value through profit or loss

Financial assets designated at fair value through profit or loss as of December 31, 2016 and 2017 are as follows:

	2016		2017	Reason for designation
Debt securities	~~W~~	1,908,342	2,110,809	Evaluation and management on a fair value basis, accounting mismatch
Equity securities (*)		1,187,916	1,234,356	Evaluation and management on a fair value basis, accounting mismatch
Others		319,844	233,892	Combined instrument

	~~W~~	3,416,102	3,579,057

(*)	Restricted reserve for claims of customers’ deposits (trusts) as of December 31, 2016 and 2017 are ~~W~~862,837 million and ~~W~~958,236 million, respectively.